Earnings per share ("EPS") (Tables)	6 Months Ended
Jun. 30, 2020
Earnings per share ("EPS")
Schedule of basic and diluted EPS

	For the three months ended June 30,
	2020			2019
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$94.4	190.2	$0.50	$64.0	187.2	$0.34
Effect of dilutive securities	—	0.4	—	—	0.3	—
Diluted earnings per share	$94.4	190.6	$0.50	$64.0	187.5	$0.34

	For the six months ended June 30,
	2020			2019
		Shares	Per Share		Shares	Per Share
	Net loss	(in millions)	Amount	Net income	(in millions)	Amount
Basic (loss) earnings per share	$(4.4)	189.6	$(0.02)	$129.2	187.1	$0.69
Effect of dilutive securities	—	—	—	—	0.3	—
Diluted (loss) earnings per share	$(4.4)	189.6	$(0.02)	$129.2	187.4	$0.69